Revenue from Sale of Goods - Schedule of gross revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 110,149	$ 59,256
Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	107,298	59,256
Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	2,851	0
Retail
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	104,563	53,968
Retail | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	101,712	53,968
Retail | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	2,851	0
Medical
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	3,299	5,288
Medical | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	3,299	5,288
Medical | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
Wholesale
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	996	0
Wholesale | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	996	0
Wholesale | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	0	0
International
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	1,291	0
International | Cannabis sales excluding beverages
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	1,291	0
International | Cannabis beverage sales
Schedule Of Gross Revenue [Line Items]
Revenue from sale of goods	$ 0	$ 0